PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Prepaid expenses and other current assets:
Prepaid expense for bandwidth and servers	[1]	$ 1,380	¥ 9,491	¥ 4,029
Staff field advances		87	596	525
Capital lease deposit		245	1,684	29,224
Prepaid commission fee	[2]	14,501	99,700	99,700
Prepaid service fee		1,454	10,000	30,200
Other deposit and receivables	[3]	4,959	34,095	35,933
Prepaid income tax		2,068	14,220	13,534
Prepaid expense and other current assets		24,694	169,786	213,145
Provision of doubtful accounts		(22)	(151)	(161)
Prepaid expenses and other current assets, net		$ 24,672	¥ 169,635	¥ 212,984

[1]	Prepaid expense for bandwidth and servers represents the unamortized portion of prepayments made to the Group's telecom operators and certain technology companies, who provide the Group with access to bandwidth and network servers.
[2]	The balance represents the prepaid commission to an agent for the pending sales of certain cloud infrastructure that were held for sale (Note 10).
[3]	Other deposit and receivables